UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08128

Name of Fund: W.P. Stewart & Co. Growth Fund, Inc.

Fund Address:	527 Madison Avenue
New York, New York 10022

Name and address of agent for service:	W.P. Stewart & Co., Inc.
527 Madison Avenue
New York, New York 10022
Attention: Michael W. Stamm

Registrant’s telephone number, including area code: (212) 750-8585

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments

W.P. Stewart & Co. Growth Fund, Inc.
Schedule of Investments
September 30, 2004 (Unaudited)

Name of Issuer and Title of Issue	Shares	Fair Value

COMMON STOCKS - 97.9%

Banks - 0.1%
Northern Trust Corporation	2,200	$89,760

Computers & Business Equipment - 14.0%
Apple Computer, Inc. (a)	86,900	3,367,375
Dell Inc. (a)	113,900	4,054,840
International Business Machines Corporation	35,500	3,043,770

		10,465,985

Data Processing Services - 1.7%
Automatic Data Processing, Inc.	25,388	1,049,032
First Data Corporation	5,340	232,290

		1,281,322

Distribution Services - 2.7%
Sysco Corporation	66,700	1,995,664

Diversified Industrial - 3.2%
General Electric Company	72,200	2,424,476

Drugs & Health Care - 7.1%
Amgen Inc. (a)	91,500	5,186,220
Johnson & Johnson	2,600	146,458

		5,332,678

Drug Stores - 2.7%
Walgreen Company	55,100	1,974,233

Finance & Banking - 12.0%
American Express Company	99,500	5,120,270
Charles Schwab Corporation	225,400	2,071,426
State Street Corporation	42,481	1,814,364

		9,006,060

Food & Beverages - 11.0%
Anheuser-Busch Companies, Inc.	2,645	132,118
Coca-Cola Company	33,670	1,348,484
Kellogg Company	94,090	4,013,879
W.M. Wrigley Jr. Company	43,200	2,734,992

		8,229,473

W.P. Stewart & Co. Growth Fund, Inc.
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

Name of Issuer and Title of Issue	Shares	Fair Value

COMMON STOCKS - (Continued)

Hotels & Restaurants - 4.4%
Marriott International, Inc., Class A	63,300	$3,289,068

Medical Instruments & Supplies - 1.7%
Medtronic, Inc.	22,110	1,147,509
Stryker Corporation	3,150	151,452

		1,298,961

Multimedia - 2.5%
The New York Times Company, Class A	4,060	158,746
Viacom Inc., Class B	51,275	1,720,789

		1,879,535

Retail - 17.9%
Costco Wholesale Corporation	3,500	145,460
Home Depot, Inc.	77,645	3,043,684
Starbucks Corporation (a)	5,175	235,255
Target Corporation	134,200	6,072,550
Tiffany & Co.	38,300	1,177,342
Wal-Mart Stores, Inc.	1,400	74,480
Whole Foods Market, Inc.	31,200	2,676,648

		13,425,419

Software - 10.2%
Electronic Arts Inc.(a)	66,400	3,053,736
Microsoft Corporation	164,136	4,538,360

		7,592,096

Wireless Communications - 6.7%
Qualcomm Inc.	128,100	5,001,024

TOTAL COMMON STOCKS - (Cost $65,824,192)		73,285,754

Total Investments - (Cost $65,824,192) - 97.9%		73,285,754
Other Assets Less Liabilities - 2.1%		1,550,754

Net Assets - 100.0%		$74,836,508

(a) No dividends paid on security.

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $9,357,761 and $1,896,199 respectively, resulting in net unrealized appreciation of $7,461,562.

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, concluded that the registrant’s disclosure controls and procedures are effective based on an evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a -2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

W.P. Stewart & Co. Growth Fund, Inc.

By:	/s/ Peter H. Jennison

Peter H. Jennison,
President of
W.P. Stewart & Co. Growth Fund, Inc.

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Peter H. Jennison

Peter H. Jennison,
President of
W.P. Stewart & Co. Growth Fund, Inc.

Date: November 24, 2004

By:	/s/ Susan G. Leber

Susan G. Leber,
Principal Financial Officer and Treasurer of
W.P. Stewart & Co. Growth Fund, Inc.

Date: November 24, 2004